TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2015

Beginning balance	$5,360	$10,117
Additions (deductions) for prior year tax positions	(404)	36
Additions for current year tax positions	5,161	2,153

Ending balance	$10,117	$12,306

Summary of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current taxes	$4,707	$7,706	$5,082
Deferred taxes	(699)	(1,775)	215

	$4,008	$5,931	$5,297

Domestic	$1,979	$4,899	$3,084
Foreign	2,029	1,032	2,213

	$4,008	$5,931	$5,297

	Year ended December 31,
	2013	2014	2015
Domestic taxes:

Current taxes	$1,692	$5,538	$2,715
Deferred taxes	287	(639)	369

	1,979	4,899	3,084
Foreign taxes:

Current taxes	3,015	2,168	2,367
Deferred taxes	(986)	(1,136)	(154)

	2,029	1,032	2,213

Taxes on income	$4,008	$5,931	$5,297

Significant Components of Deferred Tax Liabilities and Assets
Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2014	2015

Carryforward tax losses	$2,068	$1,625
Deferred revenues	2,096	4,172
Temporary differences	4,508	4,982
Intangible assets	556	294

Deferred tax assets before valuation allowance	9,228	11,073
Valuation allowance	(1,172)	(1,032)

Net deferred tax asset	8,056	10,041

Intangible assets, including goodwill	(2,515)	(2,931)
Depreciable assets	-	(1,840)
Unrealized gains on marketable securities	(56)	(419)

Deferred tax liability	(2,571)	(5,190)

Net deferred tax assets	$5,485	$4,851

The net change in the total valuation allowance for the year ended December 31, 2015 was mainly relates to utilization of the capital losses carryforwards.

	December 31,
	2014	2015

Domestic deferred tax asset, net	$1,386	$598
Foreign deferred tax asset, net	4,099	4,253

	$5,485	$4,851

Reconciliation Between Theoretical and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2013	2014	2015

Income before taxes, as reported in the consolidated statements of income	$22,063	$30,881	$23,866

Statutory tax rate	25%	26.5%	26.5%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$5,516	$8,183	$6,324
Tax adjustment in respect of different tax rate of foreign subsidiary	758	190	622
Non-deductible expenses and other permanent differences	544	772	322
Deferred taxes on losses for which valuation allowance was provided, net	-	270	377
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(320)	-	(555)
Stock compensation relating to stock options per ASC No. 718	1,343	1,624	1,186
Income taxes in respect of prior years	582	-	-
Approved, Privileged and Preferred enterprise benefits (*)	(4,338)	(5,154)	(3,047)
Other	(77)	46	68

Actual tax expense	$4,008	$5,931	$5,297

(*)	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.10	$0.11	$0.07

	Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.09	$0.11	$0.06

Schedule of Income Before Income Taxes
Income before income taxes is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic	$18,022	$28,203	$20,247
Foreign	4,041	2,678	3,619

Income before income taxes	$22,063	$30,881	$23,866